GENERAL AND ADMINISTRATIVE EXPENSES (Tables)	6 Months Ended
Jun. 30, 2024
General And Administrative Expenses
SCHEDULE OF GENERAL AND ADMINISTRATIVE EXPENSES

	Six Months Period Ended
	June 30, 2024	June 30, 2023
	US$ in thousands	US$ in thousands
Professional services	1,699	869
Share based compensation	1,056	1,805
Wages and salaries related	789	664
Transaction cost	460	7,792
Insurance	457	329
Nasdaq expenses	168	1,442
Travel expenses	126	379
Office and maintenance	68	37
Depreciation and amortization	15	15
Others	10	18
Total	4,848	13,350